Segment reporting (Tables)	12 Months Ended
Sep. 30, 2020
Segment reporting
Schedule of revenue by major product categories

	For the years ended September 30,
	2020	2019	2018
Shiitake	$16,682,557	$17,893,893	$16,753,076
Mu Er	12,302,420	11,659,409	12,190,340
Other edible fungi and other agricultural products	1,182,802	1,288,573	875,672
Total	$30,167,779	$30,841,875	$29,819,088

Schedule of revenue by Geographic information

	For the years ended September 30,
	2020	2019	2018
Revenue from China	$28,473,342	$28,735,306	$27,146,942
Revenue from other countries	1,694,437	2,106,569	2,672,146
Total Revenue	$30,167,779	$30,841,875	$29,819,088